RELATED PARTIES - Management compensation (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Short-term benefits
Salary or compensation	R$ 23,665	R$ 22,866
Direct and indirect benefits	407	450
Bonus	3,274	3,250
Total short term benefits	27,346	26,566
Long-term benefits
Share-based compensation plan	48,042	45,529
Total long term benefits	48,042	45,529
Total management compensation	R$ 75,388	R$ 72,095